INCOME PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred shares
INCOME PER SHARE
Antidilutive securities excluded from computation of earnings per share	21,132,660	70,122,009	6,283,388
Employee Stock Option
INCOME PER SHARE
Antidilutive securities excluded from computation of earnings per share	0	14,088,184	10,632,274